Assumed Healthcare Trend Rates (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Immediate rate	7.50%	7.80%	8.00%
Ultimate trend rate	4.50%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2028	2028	2028